REVENUES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Revenues
Total revenues	Rp 147,306	$ 9,462	Rp 143,210	Rp 136,447
Total external revenues as reported in note operating segment	147,306		143,210	136,447
Mobile
Revenues
Total revenues from contracts with customers	85,493		84,267	83,720
Total revenues	85,493		84,267	83,720
Total external revenues as reported in note operating segment	85,493		84,267	83,720
Consumer
Revenues
Total revenues from contracts with customers	26,349		24,928	21,005
Total revenues	26,349		24,928	21,005
Adjustments and eliminations	5		2	(48)
Total external revenues as reported in note operating segment	26,354		24,930	20,957
Enterprise
Revenues
Total revenues from contracts with customers	19,149		19,133	17,716
Total revenues	19,149		19,133	17,716
Adjustments and eliminations	12		8	13
Total external revenues as reported in note operating segment	19,161		19,141	17,729
WIB
Revenues
Total revenues from contracts with customers	12,840		11,839	11,211
Revenues from lessor transactions	2,604		2,412	2,277
Total revenues	15,444		14,251	13,488
Adjustments and eliminations	(2)		4	13
Total external revenues as reported in note operating segment	15,442		14,255	13,501
Others.
Revenues
Total revenues from contracts with customers	871		631	518
Total revenues	871		631	518
Adjustments and eliminations	(632)		(426)	(299)
Total external revenues as reported in note operating segment	239		205	219
Total Segment
Revenues
Total revenues from contracts with customers	144,702		140,798	134,170
Revenues from lessor transactions	2,604		2,412	2,277
Total revenues	147,306		143,210	136,447
Telephone revenues | Mobile
Revenues
Total revenues from contracts with customers	11,905		14,664	19,427
Telephone revenues | Consumer
Revenues
Total revenues from contracts with customers	757		896	1,072
Telephone revenues | Enterprise
Revenues
Total revenues from contracts with customers	604		649	838
Telephone revenues | WIB
Revenues
Total revenues from contracts with customers	322		258	273
Telephone revenues | Total Segment
Revenues
Total revenues from contracts with customers	13,588		16,467	21,610
Cellular | Mobile
Revenues
Total revenues from contracts with customers	11,905		14,664	19,427
Cellular | WIB
Revenues
Total revenues from contracts with customers	147		73	83
Cellular | Total Segment
Revenues
Total revenues from contracts with customers	12,052		14,737	19,510
Fixed Lines | Consumer
Revenues
Total revenues from contracts with customers	757		896	1,072
Fixed Lines | Enterprise
Revenues
Total revenues from contracts with customers	604		649	838
Fixed Lines | WIB
Revenues
Total revenues from contracts with customers	175		185	190
Fixed Lines | Total Segment
Revenues
Total revenues from contracts with customers	1,536		1,730	2,100
Interconnection revenues | Mobile
Revenues
Total revenues from contracts with customers	285		368	410
Interconnection revenues | WIB
Revenues
Total revenues from contracts with customers	8,187		7,419	7,276
Interconnection revenues | Total Segment
Revenues
Total revenues from contracts with customers	8,472		7,787	7,686
Total data, internet and information technology service revenues | Mobile
Revenues
Total revenues from contracts with customers	73,275		69,228	63,879
Total data, internet and information technology service revenues | Consumer
Revenues
Total revenues from contracts with customers	308		240	55
Total data, internet and information technology service revenues | Enterprise
Revenues
Total revenues from contracts with customers	9,532		9,598	9,445
Total data, internet and information technology service revenues | WIB
Revenues
Total revenues from contracts with customers	3,088		2,978	2,297
Total data, internet and information technology service revenues | Others.
Revenues
Total revenues from contracts with customers	207		180	140
Total data, internet and information technology service revenues | Total Segment
Revenues
Total revenues from contracts with customers	86,410		82,224	75,816
Cellular data and internet | Mobile
Revenues
Total revenues from contracts with customers	69,006		64,500	59,502
Cellular data and internet | Total Segment
Revenues
Total revenues from contracts with customers	69,006		64,500	59,502
Internet, data communication and information technology services | Consumer
Revenues
Total revenues from contracts with customers	308		240	13
Internet, data communication and information technology services | Enterprise
Revenues
Total revenues from contracts with customers	7,750		7,976	8,066
Internet, data communication and information technology services | WIB
Revenues
Total revenues from contracts with customers	2,228		2,056	1,665
Internet, data communication and information technology services | Total Segment
Revenues
Total revenues from contracts with customers	10,286		10,272	9,744
SMS | Mobile
Revenues
Total revenues from contracts with customers	4,260		4,728	4,377
SMS | Enterprise
Revenues
Total revenues from contracts with customers	49		26	440
SMS | Total Segment
Revenues
Total revenues from contracts with customers	4,309		4,754	4,817
Others | Mobile
Revenues
Total revenues from contracts with customers	9
Others | Consumer
Revenues
Total revenues from contracts with customers				42
Others | Enterprise
Revenues
Total revenues from contracts with customers	1,733		1,596	939
Others | WIB
Revenues
Total revenues from contracts with customers	860		922	632
Others | Others.
Revenues
Total revenues from contracts with customers	207		180	140
Others | Total Segment
Revenues
Total revenues from contracts with customers	2,809		2,698	1,753
Network revenues | Mobile
Revenues
Total revenues from contracts with customers	3		4	4
Network revenues | Enterprise
Revenues
Total revenues from contracts with customers	1,438		1,087	766
Network revenues | WIB
Revenues
Total revenues from contracts with customers	937		789	901
Network revenues | Total Segment
Revenues
Total revenues from contracts with customers	2,378		1,880	1,671
Indihome revenues | Consumer
Revenues
Total revenues from contracts with customers	25,232		23,720	19,827
Indihome revenues | Enterprise
Revenues
Total revenues from contracts with customers	2,788		2,605	2,387
Indihome revenues | Total Segment
Revenues
Total revenues from contracts with customers	28,020		26,325	22,214
Total other services | Mobile
Revenues
Total revenues from contracts with customers	25		3
Total other services | Consumer
Revenues
Total revenues from contracts with customers	52		72	51
Total other services | Enterprise
Revenues
Total revenues from contracts with customers	4,787		5,194	4,280
Total other services | WIB
Revenues
Total revenues from contracts with customers	306		395	464
Total other services | Others.
Revenues
Total revenues from contracts with customers	664		451	378
Total other services | Total Segment
Revenues
Total revenues from contracts with customers	5,834		6,115	5,173
Manage service and terminal | Enterprise
Revenues
Total revenues from contracts with customers	1,156		2,047	1,292
Manage service and terminal | WIB
Revenues
Total revenues from contracts with customers	1		1	1
Manage service and terminal | Total Segment
Revenues
Total revenues from contracts with customers	1,157		2,048	1,293
Call centre service | Enterprise
Revenues
Total revenues from contracts with customers	1,139		1,012	775
Call centre service | WIB
Revenues
Total revenues from contracts with customers	25		69	70
Call centre service | Total Segment
Revenues
Total revenues from contracts with customers	1,164		1,081	845
E-health | Enterprise
Revenues
Total revenues from contracts with customers	729		640	549
E-health | Total Segment
Revenues
Total revenues from contracts with customers	729		640	549
E-payment | Mobile
Revenues
Total revenues from contracts with customers	20		3
E-payment | Enterprise
Revenues
Total revenues from contracts with customers	454		459	475
E-payment | Others.
Revenues
Total revenues from contracts with customers			25	24
E-payment | Total Segment
Revenues
Total revenues from contracts with customers	474		487	499
Others services | Mobile
Revenues
Total revenues from contracts with customers	5
Others services | Consumer
Revenues
Total revenues from contracts with customers	52		72	51
Others services | Enterprise
Revenues
Total revenues from contracts with customers	1,309		1,036	1,189
Others services | WIB
Revenues
Total revenues from contracts with customers	280		325	393
Others services | Others.
Revenues
Total revenues from contracts with customers	664		426	354
Others services | Total Segment
Revenues
Total revenues from contracts with customers	Rp 2,310		Rp 1,859	Rp 1,987